PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	As of December 31,
	2020	2021
	RMB	RMB
Advances to suppliers	14,434,384	35,620,903
Deductible input VAT and VAT rebates receivable	9,756,854	15,509,025
Staff advances	568,553	488,368
Interest receivable	2,325,318	995,789
Other*	5,746,979	3,447,178

Prepayments and other current assets	32,832,088	56,061,263
*	Other mainly include deposits receivable and deferred charge.